Document and Entity Information Document	3 Months Ended
	Mar. 31, 2012	Apr. 30, 2012
Document Information [Line Items]
Entity Registrant Name	TESCO CORP
Entity Central Index Key	0001022705
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Amendment Flag	false
Entity Common Stock, Shares Outstanding		38,611,383

Pro Forma Condensed Consolidated Balance Sheet (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 58,259
Accounts receivable trade, net	128,027
Inventories, net	120,876
Income taxes recoverable	3,007
Deferred income taxes	4,261
Prepaid and other assets	30,531
Total current assets	344,961
Property, plant and equipment, net	196,547
Goodwill	32,732
Deferred income taxes	12,020
Intangible and other assets, net	6,312
Total assets	592,572
Current liabilities
Current portion of long term debt	725
Accounts payable	53,779
Deferred revenue	23,392
Warranty reserves	7,472
Income taxes payable	3,346
Accrued and other current liabilities	25,570
Total current liabilities	114,284
Long term debt	25,575
Other liabilities	2,623
Deferred income taxes	8,393
Total liabilities	150,875
Shareholders' equity
Common Shares	207,457
Retained earnings	198,739
Accumulated comprehensive income	35,501
Total shareholders' equity	441,697
Total liabilities and Shareholders' equity	592,572
Scenario, Previously Reported [Member]
Current assets
Cash and cash equivalents	17,891
Accounts receivable trade, net	132,891
Inventories, net	127,786
Income taxes recoverable	3,007
Deferred income taxes	5,866
Prepaid and other assets	30,531
Total current assets	317,972
Property, plant and equipment, net	207,546
Goodwill	32,732
Deferred income taxes	12,020
Intangible and other assets, net	6,727
Total assets	576,997
Current liabilities
Current portion of long term debt	725
Accounts payable	53,779
Deferred revenue	23,392
Warranty reserves	7,472
Income taxes payable	2,057
Accrued and other current liabilities	25,570
Total current liabilities	112,995
Long term debt	25,575
Other liabilities	2,623
Deferred income taxes	7,694
Total liabilities	148,887
Shareholders' equity
Common Shares	207,457
Retained earnings	185,152
Accumulated comprehensive income	35,501
Total shareholders' equity	428,110
Total liabilities and Shareholders' equity	576,997
Pro Forma [Member]
Current assets
Cash and cash equivalents	40,368	[1]
Accounts receivable trade, net	(4,864)
Inventories, net	(6,910)
Income taxes recoverable	0
Deferred income taxes	(1,605)	[2]
Prepaid and other assets	0
Total current assets	26,989
Property, plant and equipment, net	(10,999)
Goodwill	0
Deferred income taxes	0	[2]
Intangible and other assets, net	(415)
Total assets	15,575
Current liabilities
Current portion of long term debt	0
Accounts payable	0
Deferred revenue	0
Warranty reserves	0
Income taxes payable	1,289	[2]
Accrued and other current liabilities	0
Total current liabilities	1,289
Long term debt	0
Other liabilities	0
Deferred income taxes	699	[2]
Total liabilities	1,988
Shareholders' equity
Common Shares	0
Retained earnings	13,587	[3]
Accumulated comprehensive income	0
Total shareholders' equity	13,587
Total liabilities and Shareholders' equity	$ 15,575

[1]	Estimated net cash proceeds from sale, after estimated working capital adjustments of $2.5 million, estimated employee-related costs of $1.4 million and estimated transaction costs of $0.7 million. Of the $45.0 million of proceeds from the sale, $6.0 million is held in escrow by a third party money market deposit account until certain terms and conditions are satisfied by the Company.
[2]	Estimated income tax effects of the gain on sale of Casing Drilling.
[3]	Estimated after-tax gain on sale, which totals $13.6 million.

Pro Forma Condensed Consolidated Statement of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012		Dec. 31, 2011
Revenue
Products	$ 68,941		$ 211,313
Services	76,838		285,415
Total revenue	145,779		496,728
Cost of sales and services
Products	52,310		155,168
Services	60,643		228,835
Cost of sales and services	112,953		384,003
Selling, general and administrative	10,955		48,228
Research and engineering	1,203		4,521
Total operating expenses	125,111		436,752
Operating income	20,668		59,976
Other expense (income)
Interest expense	(358)		1,504
Interest income	(31)		(2,596)
Foreign exchange losses	253		2,345
Other expense (income)	(1,332)		(186)
Total other expense	(1,468)		1,067
Income before income taxes	22,136		58,909
Income tax provision	6,590		19,327
Net income	15,546		39,582
Weighted average number of shares:
Basic	38,583		38,211
Diluted	39,066		38,878
Scenario, Previously Reported [Member]
Revenue
Products	68,941		211,313
Services	83,480		301,656
Total revenue	152,421		512,969
Cost of sales and services
Products	52,310		155,168
Services	67,485		253,626
Cost of sales and services	119,795		408,794
Selling, general and administrative	11,063		49,146
Research and engineering	2,542		12,512
Total operating expenses	133,400		470,452
Operating income	19,021		42,517
Other expense (income)
Interest expense	(358)		1,504
Interest income	(31)		(2,596)
Foreign exchange losses	280		2,523
Other expense (income)	(1,332)		(186)
Total other expense	(1,441)		1,245
Income before income taxes	20,462		41,272
Income tax provision	6,043		14,276
Net income	14,419		26,996
Earnings per share:
Basic	$ 0.37		$ 0.71
Diluted	$ 0.37		$ 0.69
Weighted average number of shares:
Basic	38,583		38,211
Diluted	39,066		38,878
Pro Forma [Member]
Revenue
Products	0	[1]	0	[1]
Services	(6,642)	[1]	(16,241)	[1]
Total revenue	(6,642)	[1]	(16,241)	[1]
Cost of sales and services
Products	0	[1]	0	[1]
Services	(6,842)	[1]	(24,791)	[1]
Cost of sales and services	(6,842)	[1]	(24,791)	[1]
Selling, general and administrative	(108)	[1]	(918)	[1]
Research and engineering	(1,339)	[1]	(7,991)	[1]
Total operating expenses	(8,289)	[1]	(33,700)	[1]
Operating income	1,647	[1]	17,459	[1]
Other expense (income)
Interest expense	0	[1]	0	[1]
Interest income	0	[1]	0	[1]
Foreign exchange losses	(27)	[1]	(178)	[1]
Other expense (income)	0	[1]	0	[1]
Total other expense	(27)	[1]	(178)	[1]
Income before income taxes	1,674	[1]	17,637	[1]
Income tax provision	547	[1]	5,051	[1]
Net income	$ 1,127	[1]	$ 12,586	[1]

[1]	To reflect the removal of the operating results of Casing Drilling as if the transaction occurred on January 1, 2011. For the purposes of this unaudited pro forma condensed consolidated financial information, estimated tax rates of 30% for the three months ended March 31, 2012 and 33% for the twelve months ended December 31, 2011 have been used. The estimated income tax rates are based on applicable enacted statutory tax rates for the periods referenced above.